Share-based payments - Share purchase plan (Narrative) (Details)	12 Months Ended
Sep. 30, 2019
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum match of employee's basic contribution (as a percent)	3.50%